Income Taxes (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Income Taxes (Textuals) [Abstract]
Corporate tax rate of the company	0.00%	0.00%	0.00%
Net increase in valuation allowances	$ 31,093	$ 23,963
Valuation allowances charged to other accounts	12,625	10,541
Net operating loss carryforwards	485,199	520,098
Net operating loss carryforwards having expiration date	152,738	159,682
Net operating loss carryforwards expiration date	Through 2031 for $152,738 in net operating losses	Through 2029 for $159,682 in net operating losses
Gross unrecognized tax benefits	132,861	118,662	103,304
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	17,973	15,570
Accrued income taxes payable recognized in the statement of income	2,403	880
Expected decrease in unrecognized tax benefits within next 12 months	$ 14,230